Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses, Net (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses, Net [Abstract]
Beginning balance	$ 491,148	$ 63,103	$ 7,698,280
Addition	597,128	76,719	491,301
Reversal	(491,294)	(63,121)	(813,277)
Written-off			(6,874,065)
Exchange alignment	146	18	(11,091)
Ending balance	$ 597,128	$ 76,719	$ 491,148